Audit Information	12 Months Ended
Dec. 31, 2023
Auditor [Table]
Auditor Name	KCCW Accountancy Corp.
Auditor Firm ID	2851
Auditor Location	Diamond Bar, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Cordyceps Sunshine Biotech Holding Co., Ltd. (the “Company”) as of December 31, 2023, the related statements of income and comprehensive income (loss), changes in stockholders’ deficit, and cash flows for the year then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2023, and the results of its operations and its cash flows for the year ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.